Investment in equity securities	6 Months Ended
Jun. 30, 2024
Investment in equity securities [Abstract]
Investment in equity securities
7.	Investment in equity securities:

The amounts of our investment in equity securities in the accompanying unaudited condensed consolidated balance sheets is presented in the table below:

	December 31, 2023	June 30, 2024
Investment in equity securities with readily determinable fair values (a)	$—	$446,766
Investment in equity securities without readily determinable fair values (b)	$—	$2,537,179

(a)	Investment in equity securities with readily determinable fair values

A summary of the movement in equity securities with readily determinable fair values for the six-month period ended June 30, 2024 is presented in the table below:

Equity securities with readily determinable fair values
Balance December 31, 2023	$—
Equity securities acquired	535,914
Proceeds from sale of equity securities	(68,234)
Realized loss from sale of equity securities	(770)
Unrealized loss on equity securities revalued at fair value at end of the period	(13,067)
Unrealized foreign exchange loss	(7,077)
Balance June 30, 2024	$446,766

In the six months ended June 30, 2024, the Company received dividends of $4,136 from its investments in equity securities with readily determinable fair values. The investment in equity securities with readily determinable fair values with amount of $446,766 is presented in ‘Investment in equity securities, current’ in the accompanying unaudited condensed consolidated balance sheet.

(b)	Investment in equity securities without readily determinable fair values

A summary of the movement in equity securities without readily determinable fair values for the six-month period ended June 30, 2024 is presented in the table below:

Equity securities without readily determinable fair values
Balance December 31, 2023	$—
Equity securities acquired	2,537,179
Balance June 30, 2024	$2,537,179

In the six months ended June 30, 2024, the Company received no dividends from its investments in equity securities without readily determinable fair values. The investment in equity securities without readily determinable fair values amounting to $2,537,179 is presented in ‘Investment in equity securities, non-current’ in the accompanying unaudited condensed consolidated balance sheet.

As of June 30, 2024, the Company did not identify any impairment or any observable prices for identical or similar investments of the same issuer.